Organization (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net revenues	$ 39,276	¥ 273,433
Net income	37,812	263,242	¥ 604,630	¥ 474,821
VIEs
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net revenues	389,204	2,709,562	3,917,701	3,545,430
Net income	$ 3,921	¥ 27,298	¥ 231,872	¥ 474,821